31 Net Operating Revenue	12 Months Ended
Dec. 31, 2020
Net Operating Revenue [Abstract]
Net Operating Revenue
31	Net Operating Revenue

						Net revenues
	Gross	PIS/Pasep		Sectorial	Service tax		Restated	Restated
	revenues	and Cofins	ICMS (VAT)	charges	(ISSQN)	12.31.2020	12.31.2019	12.31.2018
Electricity sales to final customers	9,524,897	(737,647)	(1,960,998)	(173,428)	-	6,652,824	6,426,016	5,548,584
Electricity sales to distributors	4,330,982	(467,817)	(21,637)	(61,698)	-	3,779,830	2,865,866	2,765,916
Use of the main distribution and transmission grid	8,780,612	(667,419)	(2,118,380)	(1,622,217)	-	4,372,596	4,138,771	3,469,060
Construction income	1,414,067	-	-	-	-	1,414,067	1,132,884	1,097,313
Fair value of assets from the indemnity for the concession	57,341	-	-	-	-	57,341	36,646	47,499
Distribution of piped gas	679,304	(60,774)	(115,640)	-	(235)	502,655	843,183	557,186
Sectorial financial assets and liabilities result	746,052	(69,113)	-	-	-	676,939	18,631	893,688
Other operating revenue	406,539	(35,771)	(65)	-	(4,269)	366,434	407,248	171,218
Recovery of Pis/Pasep and Cofins on ICMS	-	810,563	-	-	-	810,563	-	-
	25,939,794	(1,227,978)	(4,216,720)	(1,857,343)	(4,504)	18,633,249	15,869,245	14,550,464
31.1	Revenue by type and/or class of customers

		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Electricity sales to final customers	9,524,897	10,481,794	10,104,045
Residential	3,098,969	3,336,432	3,175,290
Industrial	970,638	1,276,105	1,419,240
Trade, services and other activities	1,701,260	2,179,510	2,136,087
Rural	613,419	631,527	572,361
Public entities	195,259	279,495	262,705
Public lighting	233,558	274,250	278,645
Public service	290,482	332,414	316,307
Free consumers	1,729,603	1,431,274	1,179,314
Donations and grants	691,709	740,787	764,096
Electricity sales to distributors	4,330,982	3,301,336	3,136,244
Bilateral contracts	2,386,929	1,998,617	2,002,077
Regulated contracts	916,377	854,239	385,157
Electric Energy Trade Chamber - CCEE	933,369	357,076	663,024
Interest (Note 10.3)	94,307	91,404	85,986
Use of the main distribution and transmission grid	8,780,612	8,270,996	6,867,274
Residential	2,788,725	2,585,892	2,222,621
Industrial	1,273,320	1,280,168	1,110,089
Trade, services and other activities	1,628,098	1,713,632	1,407,156
Rural	548,682	467,044	362,778
Public entities	180,814	217,027	185,383
Public lighting	205,904	206,492	184,530
Public service	195,597	174,414	141,556
Free consumers	1,164,020	1,052,535	795,105
Concessionaires and generators	61,720	62,414	80,329
Operating and maintenance income - O&M and interest income	733,732	511,378	377,727
Construction income	1,414,067	1,132,884	1,097,313
Power distribution service concession	1,154,488	904,023	741,855
Power gas distribution service concession	7,438	12,153	13,478
Power transmission concession(a)	252,141	216,708	341,980
Fair value of assets from the indemnity for the concession	57,341	36,646	47,499
Distribution of piped gas	679,304	1,003,790	753,222
Sectorial financial assets and liabilities result	746,052	25,057	985,344
Other operating revenue	406,539	438,876	199,788
Leasing and rent (31.2)	176,452	141,315	130,007
Fair value in the purchase and sale of power in the active market	137,463	204,876	-
Income from rendering of services	44,182	51,780	39,705
Other income	48,442	40,905	30,076
GROSS OPERATING REVENUE	25,939,794	24,691,379	23,190,729
(-) Pis/Pasep and Cofins	(2,038,541)	(2,243,383)	(2,094,148)
Recovery of Pis/Pasep and Cofins on ICMS (Note 13.2.1)	810,563	105,184	-
(-) ICMS (VAT)	(4,216,720)	(4,518,791)	(4,085,153)
(-) Service tax (ISSQN)	(4,504)	(3,333)	(3,402)
(-) Regulatory charges (31.3)	(1,857,343)	(2,161,811)	(2,457,562)
NET OPERATING REVENUE	18,633,249	15,869,245	14,550,464
(a) The balance contains the amount of construction revenue, the construction margin and the efficiency gain or loss as detailed in Note 11.3
31.2	Leases and rentals
31.2.1	Revenue from leases and rentals

		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Equipment and framework	175,673	140,053	128,734
Facilities sharing	415	1,046	1,003
Real estate	364	216	270
	176,452	141,315	130,007
31.2.2	Receivables from leases

	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2020
Facilities sharing	1,410	5,640	19,462	26,512
31.3	Regulatory charges

	12.31.2020	12.31.2019	12.31.2018
Energy Development Account - "CDE " - Power distribution service concession (31.3.1)	1,530,998	1,654,157	1,840,283
Other charges - rate flags	81,159	280,286	423,098
Research and development and energy efficiency - R&D and EEP	144,474	127,432	123,306
Global Reversion Reserve - RGR quota	62,057	63,918	48,512
Energy Development Account - "CDE "- Power transmission concession	27,315	25,271	12,211
Inspection fee	11,340	10,747	10,152
	1,857,343	2,161,811	2,457,562
31.3.1	Energy Development Account - CDE - power distribution concession

The CDE was created by Law 10,438/2002, amended by Law 12,783/2013 and, in order to meet its objectives, it has among its sources of funds, quotas paid by agents that negotiate energy with end consumers, at a charge included in the tariffs.

Currently, the Company makes payments for the “CDE USO” charge, intended to cover the CDE's objectives set forth by law.

The annual quotas for each distributor are defined by ANEEL through resolutions enacted by it. The balance is as follows:

Resolutions	Period	12.31.2020
CDE USO
Resolution No. 2,664/2019	January to December	1,531,713
(-) Preliminary injunctions	January to December	(715)

		1,530,998

Resolutions	Period	12.31.2019
CDE USO
Resolution No. 2,510/2018	January to June	1,269,498
(-) Preliminary injunctions	January to June	(3,346)
		1,266,152
CONTA ACR
Resolution No.2,231/2017	January to February	98,725
Resolution No.2,521/2019	March to August	296,174
Return - Order No. 2,755 / 2019		(46,722)
		348,177
CDE ENERGIA
Resolution No. 2,510/2018	January to March	41,431
(-) Preliminary injunctions	January to March	(1,603)
		39,828
		1,654,157

Resolutions	Period	12.31.2018
CDE USO
Resolution No. 2,368/2018	January to August	594,972
Resolution No. 2,446/2018	September to December	445,075
(-) Preliminary injunctions	January to December	(2)
		1,040,045
CONTA ACR
Resolution No.2,231/2017	January to December	557,981
		557,981
CDE ENERGIA
Resolution No. 2,202/2017	January to May	100,692
Resolution No. 2,358/2017	June to December	145,007
(-) Preliminary injunctions	January to December	(3,442)
		242,257
		1,840,283

Injunctions

As a result of preliminary decisions in favor of the Brazilian Association of Large Industrial Energy Consumers and Free Consumers - Abrace, the National Association of Energy Consumers - Anace and other consumers, which are challenging in court the tariff components of CDE Uso and CDE Energia quotas, ANEEL ratified the tariff calculation, deducting these charges of these consumers' tariffs, while the injunctions granted remained effective.

31.4	Copel DIS anual tariff adjustment

ANEEL approved the result of Copel DIS's Annual Tariff Adjustment through Homologatory Resolution No. 2,704, dated June 23, 2020, authorizing average adjustment of 0.41 (3.41% in 2019) applied to consumers and whose application occurred in full to tariffs as from June 24, 2020.

The tariff recomposition includes: 0.79% resulting from the update of Parcel B (operating costs, depreciation and remuneration); 7.82% related to the updating of Parcel A (energy, transmission, charges and sunk revenue); 1.81% related to the inclusion of financial components; and -10,01% that reflect the withdrawal of financial components from the previous tariff process.

There was a reduction for the categories of customers: residential, 0.95%; commerce and services at low voltage, of 0.83%; and for public lighting, 0.93%. High voltage customers had an average increase of 1.13%.

This readjustment already considers the impacts of Covid Account, according to Decree 10,350/2020 and Aneel Normative Resolution 885/2020, in the amount of R$ 536,359, whose funds were received on July 31, 2020.